Intangible Assets, Net (Details)						1 Months Ended			6 Months Ended
	Apr. 12, 2023 shares	Oct. 04, 2022 shares	Oct. 03, 2022 shares	Jul. 08, 2022 USD ($) shares	Jun. 14, 2022	Dec. 20, 2022 USD ($) shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Intangible Assets, Net (Details) [Line Items]
Transfer agreement description					the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company.	the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company.
Ordinary shares issued (in Shares) | shares				28,041,992		4,660,129
Adjusted reserve stock spilit (in Shares) | shares			6,062,762
Agreement fair value | $				$ 8,496,724		$ 2,853,596
Ordinary share par value | $				2,804		9,320
Additional paid-in capital | $				$ 8,493,919		$ 2,844,276
Intangible asset | $									$ 6,321,792
Useful life									5 years
Equity interest percentage							100.00%
Aggregate shares (in Shares) | shares							14,438,584	14,438,584
Stock spilit value							$ 5.59	¥ 39.2
Issuance price pecentage							130.00%
Average closing price (in Dollars per share) | $ / shares							$ 0.39
Amortization expenses of intangible assets | $									$ 716,974	$ 5,597
Customer Relationships [Member]
Intangible Assets, Net (Details) [Line Items]
Useful life									10 years
Purchase price amount | $									$ 1,426,798
Copyrights and trademarks [Member]
Intangible Assets, Net (Details) [Line Items]
Useful life									5 years
Purchase price amount | $									$ 242,556
E-Home Hong Kong, [Member]
Intangible Assets, Net (Details) [Line Items]
Adjusted reserve stock spilit (in Shares) | shares		140,210
E-Home Hong Kong, [Member] | Forecast [Member]
Intangible Assets, Net (Details) [Line Items]
Adjusted reserve stock spilit (in Shares) | shares	140,210
E-Home Hong Kong, One [Member] | Forecast [Member]
Intangible Assets, Net (Details) [Line Items]
Adjusted reserve stock spilit (in Shares) | shares	466,013
Mr. Xie [Member]
Intangible Assets, Net (Details) [Line Items]
Adjusted reserve stock spilit (in Shares) | shares	72,193	72,193